Share-Based Compensation - Summary of Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 71,216	$ 17,324	$ 487,797	$ 45,516	$ 84,958	$ 67,751
R&D Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	17,669	3,754	47,441	6,760	22,637	7,738
G&A Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 53,547	$ 13,570	$ 440,356	$ 38,756	$ 62,321	$ 60,013